UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2004

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		08/31/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:		$ 77,584 (x$1000)

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- --------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
MSCI EMERGING MKTS INDEX FUND  EF               464287234     1954 11328.000SH       SOLE                11328.000
VANGUARD TOTAL STK MKT         EF               922908769      209 1943.000 SH       SOLE                 1943.000
3M COMPANY                     COM              88579y101     1091    13645 SH       SOLE                    13645
ABBOTT LABORATORIES            COM              002824100     1855    43795 SH       SOLE                    43795
AMERICAN EXPRESS CO.           COM              025816109      924    17950 SH       SOLE                    17950
AMERICAN INTERNATIONAL GROUP I COM              026874107     3463    50934 SH       SOLE                    50934
BANK OF AMERICA CORP.          COM              060505104     2355    54360 SH       SOLE                    54360
BERKSHIRE HATHAWAY CL B        COM              084670207     4640     1616 SH       SOLE                     1616
BOSTON PROPERTIES INC.         COM              101121101     1518    27400 SH       SOLE                    27400
BP PLC SPON ADR                COM              055622104     1370    23810 SH       SOLE                    23810
CARDINAL HEALTH, INC.          COM              14149Y108     1400    31986 SH       SOLE                    31986
CISCO SYSTEMS, INC.            COM              17275R102     1731    95648 SH       SOLE                    95648
CITIGROUP INC.                 COM              172967101     2748    62286 SH       SOLE                    62286
COCA COLA CO.                  COM              191216100      217     5425 SH       SOLE                     5425
COGNEX CORPORATION             COM              192422103      308    11740 SH       SOLE                    11740
CREE, INC.                     COM              225447101     2705    88680 SH       SOLE                    88680
DUKE REALTY CORP NEW           COM              264411505     1979    59605 SH       SOLE                    59605
EMERSON ELECTRIC CO.           COM              291011104     1579    25520 SH       SOLE                    25520
EQUITY OFFICE PROPERTIES TR    COM              294741103     2816   103340 SH       SOLE                   103340
EXXON MOBIL CORP.              COM              30231G102     1828    37832 SH       SOLE                    37832
FANNIE MAE (USA)COM NPV        COM              313586109     1177    18560 SH       SOLE                    18560
FIRST DATA CORPORATION         COM              319963104     1927    44290 SH       SOLE                    44290
GENERAL ELECTRIC CO.           COM              369604103     3908   116370 SH       SOLE                   116370
GILLETTE CO.                   COM              375766102     1360    32585 SH       SOLE                    32585
HOME DEPOT INC.                COM              437076102     2951    75285 SH       SOLE                    75285
INTERNATIONAL BUSINESS MACHINE COM              459200101      217     2529 SH       SOLE                     2529
JOHNSON & JOHNSON              COM              478160104     2619    46491 SH       SOLE                    46491
JPMORGAN CHASE & CO.           COM              46625h100     1486    37410 SH       SOLE                    37410
KIMBERLY CLARK CORP.           COM              494368103      777    12030 SH       SOLE                    12030
MEDTRONIC INC.                 COM              585055106     2715    52305 SH       SOLE                    52305
MERCK & CO. INC.               COM              589331107      267     8087 SH       SOLE                     8087
MERRILL LYNCH & CO.            COM              590188108      536    10775 SH       SOLE                    10775
MICROSOFT CORP.                COM              594918104     2581    93336 SH       SOLE                    93336
NESTLE SPON ADR REPSTG REG SH  COM              641069406      302     5266 SH       SOLE                     5266
PEPSICO INC.                   COM              713448108     1704    35025 SH       SOLE                    35025
PFIZER, INC.                   COM              717081103     3425   111938 SH       SOLE                   111938
PROCTOR AND GAMBLE             COM              742718109     2166    40028 SH       SOLE                    40028
ROYAL DUTCH PETROLEUM EUR .56  COM              780257804     1150    22285 SH       SOLE                    22285
STMICROELECTRONICS N.V.        COM              861012102      410    23750 SH       SOLE                    23750
SYSCO CORPORATION              COM              871829107     1182    39490 SH       SOLE                    39490
VARIAN SEMICNDCTR EQ ASC       COM              922207105     1043    33745 SH       SOLE                    33745
WAL MART STORES INC.           COM              931142103     2234    41998 SH       SOLE                    41998
WALGREEN COMPANY               COM              931422109     2976    83045 SH       SOLE                    83045
WYETH                          COM              983024100     1501    40136 SH       SOLE                    40136
ZIMMER HOLDINGS, INC.          COM              98956p102      282     3564 SH       SOLE                     3564